Provisions for judicial and administrative proceedings, commitments and other provisions	12 Months Ended
Dec. 31, 2017
Provisions for judicial and administrative proceedings, commitments and other provisions [Abstract]
Provisions for judicial and administrative proceedings, commitments and other provisions

24. Provisions for judicial and administrative proceedings, commitments and other provisions

a) Breakdown

The breakdown of the balance of “Provisions” is as follows:

Thousand of reais	2017	2016	2015

Judicial and administrative proceedings under the responsibility of former controlling stockholders (Note 16)	707,131	814,925	789,974
Judicial and administrative proceedings	8,365,320	7,470,344	7,000,680
Of which:
Civil	2,522,005	1,842,549	1,986,602
Labor	3,448,388	3,138,645	2,501,426
Tax and Social Security	2,394,927	2,489,150	2,512,652
Others provisions (1)	991,008	780,595	922,370
Total	10,063,459	9,065,864	8,713,024

(1) In 2017, includes R$287,446 (2016 - R$450,284 and 2015 - R$301,447) relating to the expenses of projects aimed at improving operational productivity and efficiency.

b) Changes

The changes in “Provisions” were as follows:

Thousand of reais	2017

	Pensions (2)	Other Provisions (1)	Total
Balance at beginning of year	2,710,626	9,065,864	11,776,490
Additions charged to income:
Interest expense and similar charges (Note 33 & 34)	275,836	-	275,836
Personnel Expenses (Note 41)	20,081	-	20,081
Additions to provisions	1,723	3,112,684	3,114,407
Other Comprehensive Income	1,028,090	-	1,028,090
Payments to external funds	(127,357)	-	(127,357)
Amount used	-	(2,123,483)	(2,123,483)
Transfer to other assets - actuarial assets (Note 16)	14,457	-	14,457
Transfers, exchange differences and other changes	-	8,394	8,394
Balance at end of year	3,923,456	10,063,459	13,986,915
(1) Refers substantially to provisions for tax risks and legal obligations and judicial and administrative proceedings for labor and civil actions.
(2) For further information, see note 23. Provisions for pension funds and similar obligations.

Thousand of reais	2016

	Pensions (2)	Other Provisions (1)	Total
Balance at beginning of year	2,696,653	8,713,024	11,409,677
Additions charged to income:
Interest expense and similar charges (Note 34)	287,576	-	287,576
Personnel Expenses (Note 41)	24,480	-	24,480
Additions to provisions	60,309	2,645,764	2,706,073
Other Comprehensive Income	1,876,888	-	1,876,888
Payments to external funds	(2,074,873)	-	(2,074,873)
Amount used	-	(2,330,283)	(2,330,283)
Transfer to other assets - actuarial assets (Note 16)	(153,595)	-	(153,595)
Transfers, exchange differences and other changes	(6,812)	37,359	30,547
Balance at end of year	2,710,626	9,065,864	11,776,490
(1) Refers substantially to provisions for tax risks and legal obligations and judicial and administrative proceedings for labor and civil actions.
(2) For further information, see note 23. Provisions for pension funds and similar obligations.

Thousand of reais	2015

	Pensions (2)	Other Provisions (1)	Total
Balance at beginning of year	3,869,728	7,257,716	11,127,444
Additions charged to income:
Interest expense and similar charges (Note 34)	404,171	-	404,171
Personnel Expenses (Note 41)	31,332	-	31,332
Additions to provisions	(3,912)	3,997,463	3,993,551
Payments to pensioners and early retirees with a charge to internal provisions	(47,682)	-	(47,682)
Payments to external funds	(354,534)	-	(354,534)
Amount used	-	(2,225,641)	(2,225,641)
Other Comprehensive Income	(1,202,450)	-	(1,202,450)
Transfers, exchange differences and other changes	-	(315,646)	(315,646)
Sale of companies (1)	-	(868)	(868)
Balance at end of year	2,696,653	8,713,024	11,409,677
(1) Refers substantially to provisions for tax risks and legal obligations and judicial and administrative proceedings for labor and civil actions.
(2) For further information, see note 23. Provisions for pension funds and similar obligations.

c) Provisions for civil, labor, tax and social security contingencies

Banco Santander and its subsidiaries are involved in lawsuits and administrative tax, labor and civil proceedings arising in the normal course of its activities.

The provisions were constituted based on the nature, complexity, lawsuits historic and company´s assessment of lawsuit losses based on the opinions of internal and external legal advisors. The Santander has the policy to constitute provision of full amount of lawsuits whose the result of loss assessment is probable. The legal obligation of tax and social security were fully recognized in the financial statements.

Management understands that the provisions recorded are sufficient to meet legal obligations and losses from lawsuits and administrative proceedings as follows:

c.1) Lawsuits and Administrative Proceedings - Tax and Social Security

In October 2017, the Bank also joined the Incentive Payment and Installment Programs of the municipalities of São Paulo and Rio de Janeiro. Adhesions to the programs included payment of administrative and legal proceedings related to the ISS, related to the periods 2005 to 2016, in the total of R$292,562. As a consequence, provisions were reversed in the amount of R$435,454. In the Statement of Income, a reversal of provisions was recorded, net of tax effects, in the total of R$96,129.

In August, 2017, The Bank and its affiliates joined a federal amnesty program established by MP (Law) 783/2017 and reissues.

The adherence to the program included judicial and administrative tax cases related to Income Tax, Social Contribution and Social Security Contributions from 1999 to 2005 tax periods, in the total of R$534,001, after the benefits of the amnesty program, of which R$191,897 payment was due in August 2017 and R$342,104 can be done until January 2018. As a consequence of joining the program, it was recognized in the P&L expenses on the total amount of R$333,996, after tax effects.

The main lawsuits related to tax legal obligations, recorded in the heading "Tax Liabilities - Current", fully registered as obligation, are described below:

• PIS and Cofins - R$3,501,464 (2016 - R$3,290,900 and 2015 - R$3,015,147): Banco Santander and its subsidiaries filed lawsuits aiming to eliminate the application of Law 9,718/1998, which modified the calculation basis of PIS and Cofins applied to all revenues of legal entities and not only to those arising from services rendered and sale of goods. Regarding the Banco Santander lawsuit, on April 23, 2015, it was published the STF decision admitting the Extra common Appeal filed by the Federal Government regarding PIS and denying the move forward of the Extra common Appeal of the Federal Public Prosecutor regarding Cofins. Both appealed this decision, without any success, so that the lawsuit relating to Cofins is defined, prevailing the judgment of the Federal Regional Court of the 4th Region of August 2007, favorable to Banco Santander. The eligibility of PIS by Banco Santander and the eligibility of PIS and Cofins by the other controlled companies are pending of final judgment by the STF. In fiscal year 2015, with the decision of the STF, Banco Santander reversed the balance of the provision constituted to cover legal obligations related to Cofins, in the amount of R$7,950 million (R$4,770 million, after tax effects).

• Increase in CSLL tax rate - R$905,113 (2016 - R$851,744 and 2015 - R$795,859) - the Bank Santander and its subsidiaries are discussing the increase in the CSLL tax rate, from 9% to 15%, established by Executive Act 413/2008, subsequently converted into Law 11,727/2008, as from April 2008. The lawsuits are still pending of judgment.

Banco Santander and its subsidiaries are parties in lawsuits and administrative proceedings related to tax and social security matters, which their risk of loss are classified as probable, based on the opinion of legal counsel.

The main topics discussed in these lawsuits are:

•  Tax on Services  for Financial Institutions (ISS) - R$237,960 (2016 - R$621,437 and 2015 - R$755,211): The Banco Santander and its subsidiaries filed lawsuits and administrative proceedings to challenge some municipalities collection of ISS on certain revenues derived from transactions not usually classified as services.

• Social Security Contribution (INSS) - R$265,022 (2016 - R$266,391 and 2015 - R$527,111): Banco Santander and its subsidiaries got into lawsuits and administrative proceedings to challenge the collection of income tax on social security and education allowance contributions over several funds that, according to the evaluation of legal advisors, do not have nature of salary.

• Provisional Contribution on Financial Transactions (CPMF) on Customer Operations - R$714,604 (2016 - R$689,987 and 2015 - R$657,750): In May 2003, the Federal Revenue Service issued a tax assessment against Santander Distribuidora de Títulos e Valores Mobiliários Ltda. (Santander DTVM) and another tax assessment against Banco Santander Brasil S.A. The tax assessments refer to the collection of CPMF on transactions conducted by Santander DTVM in the cash management of its customers' funds and clearing services provided by Banco to Santander DTVM in 2000, 2001 and the first two months of 2002. In June 2015 , Bank and DTVM had obtained a non favorable decision at the Board of Tax Appeals (CARF). On July 3rd , 2015 Bank and Produban Serviços de Informática S.A. (actual Santander DTVM company name) filed lawsuit aiming to cancel both tax charges on the period ended December 31, 2017 totaled R$1,431,761 million. Based on the evaluation of legal advisors, it was constituted provision to lawsuits with risk of loss as probable.

c.2) Lawsuits and Administrative Proceedings - Labor

These are lawsuits filed by labor Unions, Associations, Public Prosecutors and former employees claiming labor rights they believe are due, especially payment for overtime and other labor rights, including retirement benefit lawsuits.

For claims considered to be similar and usual, provisions are recognized based on the payments and successes historic. Claims that do not fit the previous criteria have their provisions constituted according to individual assessment performed, and provisions being constituted based on the risk of loss as probable, the law and jurisprudence according to the assessment of loss made by legal counsel.

c.3) Lawsuits and Administrative Proceedings - Civil

These contingencies are generally caused by: (1) Lawsuits with a request for revision of contractual terms and conditions or requests for monetary adjustments, including supposed effects of the implementation of various government economic plans, (2) lawsuits deriving of financing agreements, (3) lawsuits of execution; and (4) lawsuits of indemnity by loss and damage. For civil lawsuits considered common and similar in nature, provisions are recorded based on the average of cases closed. Claims that do not fit the previous criteria are provisioned according to individual assessment performed, and provisions are based on the risk of loss as probable, the law and jurisprudence according to the assessment of loss made by legal counsel.

The main lawsuits with the classification of risk of loss as probable are described below:

• Lawsuits for indemnity - seeking indemnity for material and emotional damage, regarding the consumer relationship on matters related to credit cards, consumer credit, bank accounts, collection and loans and other operations. In the civil lawsuits considered to be similar and usual, provisions are recorded based on the average of cases closed. Civil lawsuits that do not fit into the previous criteria are provisioned according to the individual assessment made, being the provisions recognized based on the risk of loss as probable, the law and jurisprudence according to the assessment of loss made by legal counsel.

• Economic Plans - they referred to lawsuits filed by savings accountholders, related to supposed inflation purge arising from the Economic Plans (Bresser, Verão, Collor I and II), based on the understanding that such plans violated acquired rights relating to the application of inflation indexes on Saving Accounts, Lawsuits Deposits and Time Deposits (CDB). Provisions arising from such lawsuits are recorded based on the individual evaluationof loss made by external legal consultants.

The Banco Santander is also party in public class lawsuits on the same matter filed by consumer rights organizations, Public Prosecutor's Offices and Public Defender's Offices. The provision is made for the lawsuits with the classification of risk as probable, based on the individual execution orders. The STF is still analyzing the subject and has already ordered the suspension of all the procedures except those that were not already decided in courts or in phase of definitive execution. There are decisions favorable to banks at the STF with regard to the economic phenomenon similar to the savings accounts, as in the case of monetary restatement of time deposits - CDB and agreements (present value table).

However, the Supreme Court´s jurisprudence has not come to a conclusion regarding the constitutionality of the norms that changed Brazil's monetary standard. On April 14, 2010, the STJ was recently decided that the deadline for the filing of civil lawsuits that argue the government's purge is five years, but this decision has not been handed down on the lawsuits yet. Thus, with this decision, a majority lawsuits, as they were filed after the period of five years is likely to be rejected, reducing the values involved. Still, the STF decided that the deadline for individual savers to become party on the public civil litigations, is also five years, counted from the final unappealable sentence. Banco Santander believes in the success of the arguments defended in these courts based on their content and the legal basis.

At the end of 2017, the General Union Law (AGU), Bacen, Institute of Consumer Protection (Idec), the Brazilian Front of the Moneysavers (Febrapo), the Brazilian Banks Federation (Febraban) have signed an agreement with the purpose to close all lawsuits related to Economic Plans.

The discussions focused on the definition of the amount that would be paid to each person according to the oustanding balance in the saving account. The total amount of the payments will depend on the number of the additional clients, and also on the number of moneysavers that approved in the courts the existance of their account and balance in the birthday date of the indexes changes. The term of the agreement signed by the parties was submitted to the STF, which is responsible to decide about its viability.

The Management considers that the provision made are enough to cover the risks involved in the economic plans, considering the possible agreement which awaits the Supreme Court decision.

c.4) Civil, Labor, Tax, and Security Social Liabilities Contingent Classified with Loss Risk as Possible:

Refer to lawsuits and administrative proceedings involving tax, labor and civil matters classified by legal counsels with loss risk as possible, which they were not recorded.

The tax lawsuits classification with loss risk as possible, totaled R$18,720 million, being the main lawsuits as follow:

• Credit Losses - Bank and its subsidiaries challenged the tax assessments issued by the Federal Revenue Services claiming the deduction for credit  losses  because they fail to meet the relevant requirements under applicable law. As of December 31, 2017 the amount related to this challenge is approximately R$436 million.

•  INSS on Profit Sharing Payments - Bank and the subsidiaries are involved in several lawsuits and administrative proceedings against the tax authorities in connection with the taxation for social security purposes of certain items which are not considered to be employee remuneration. As of December 31, 2017 the amounts related to these proceedings totaled approximately R$3,929 million.

• IRPJ and CSLL - Capital Gain -  the Federal Tax Office of Brazil issued infraction notices against Santander Seguros, successor company of ABN AMRO Brasil  Dois Participações S.A. (AAB Dois Par), charging income Tax and Social Contribution to related base year 2005. The Federal Tax Office of Brazil claims that capital gain in sales of shares from Real Seguros S.A and Real Vida Previdência  S.A. by AAB Dois Par should be taxed by the rate of 34% instead 15%. The assessment was contested administratively based on understanding that tax treatment adopted at the transaction was in compliance with tax laws and capital gain was taxed properly. The administrative lawsuit is awaiting trial. The Banco Santander is responsible for any adverse outcome in this lawsuit as former Zurich Santander Brasil Seguros e Previdência S.A. stockholder. As of December 31, 2017 the amount related to this proceeding is approximately R$292 million.

• 'Goodwill Amortization of Banco Real - the Federal Tax Office of Brazil issued infraction notices against the Bank to require the income tax and social payments, including late charges, for the period of 2009. The Tax Authorities considered that the goodwill related to acquisition of Banco Real, amortized for accounting purposes prior to the merger, could not be deduced by Banco Santander for tax purposes. The  infraction notice was contested. On July 14, 2015, the Police Judging RFB decided favorably to Banco Santander, fully canceling the tax debt. This decision will craft appealed before the CARF. As of December 31, 2017,the balance was approximately R$1,332 million.

• Goodwill amortization of Banco Sudameris - the Tax Authorities have issued infraction notices to require the income tax and social contribution payments, including late charges, relating to tax deduction of amortization of goodwill from the acquisition of Banco Sudameris, related to the period of 2007 to 2012.  Banco Santander timely presented its appeals, which are pending. On December 31, 2017, the balance was approximately R$609 million.

• Unrecognized Compensation - The Bank and its affiliates discuss administrative and legal proceedings with the Brazilian Federal Revenue, the not ratification of tax offsets with credits due to overpayment or undue payment. On December 31, 2017, the figure was R$2,230 million.

The labor claims with classification of loss risk as possible totaled R$28.71 million, excluding the lawsuits below:

Semiannual Bonus or PLR - a labor lawsuit relating to the payment of a semiannual bonus or, alternatively, profit sharing, to retired employees from Banco do Estado de São Paulo S.A. - Banespa, that had been hired up to May 22, 1975, filed by Banespa's Retirees Association. This lawsuit was dismissed against the Bank by the Superior Labor Court. The STF rejected the extra common appeal of the Bank by a monocratic decision maintaining the earlier condemnation. Santander filed a Regimental Appeal which holds STF´s decision. The Regimental Appeal is an internal appeal filed in the STF, in order to refer the monocratic decision to a group of five ministers. The 1st Class of the Supreme Court upheld the appeal by the Bank and denied the Afabesp. The subjects of the extra common appeal of the Bank will move forward to the Supreme Court for decision on overall impact and judgment. The amount related to this claim is not disclosed due to the current stage of the lawsuit and such disclosure may impact the progress of the claim.

Readjustment of Banesprev retirement complements by the IGPDI - lawsuit filed in 2002 in Federal Court by the Association of Retired Employees of the Banco do Estado de São Paulo S.A. - Banespa, requesting the readjustment of the retirement supplementation by the IGPDI for Banespa retirees who have been admitted until May 22, 1975. The judgment granted the correction but only in the periods in which no other form of adjustment could be applied. The Bank and Banesprev have appealed this decision and although the appeals have not yet been judged, the Bank's success rate in this matter in the High Courts is around 90%. In Provisional Execution, calculations were presented by the Bank and Banesprev with "zero" result due to the exclusion of participants who, among other reasons, are listed as authors in other lawsuits or have already had some type of adjustment. The amount related to this claim is not disclosed due to the current stage of the lawsuit and such disclosure may impact the progress of the claim.

The liabilities related to civil lawsuits with classification of loss risk as possible R$1,356 million, being the main processes as follows:

Indemnity lawsuit arising of the Banco Bandepe - related to mutual agreement on appeal to the Justice Superior Court (STJ - Superior Tribunal de Justiça)

Indemnity lawsuit related to custody services - provided by Banco Santander (Brasil) S.A. at an early stage which was not handed down yet;

Lawsuit arising out of a contractual dispute - the acquisition of Banco Geral do Comércio S.A. on appeal to the Court of the State of São Paulo (TJSP - Tribunal de Justiça do Estado de São Paulo).

c.5)  Judicial and administrative proceedings under the responsibility of former controlling stockholders

Refer to tax, labor and civil lawsuits in the amounts of  R$698,141, R$2,607 and R$6,381 (2016 -R$810,383, R$712 and R$3,830 and 2015 - R$785,837, R$890 and R$3,247),  with responsibility of the former controlling stockholders of the bank and acquired entities. Based on the agreements signed  these lawsuits have guarantees of full reimbursement by the former controlling stockholders, and amounts reimbursable were recorded under other assets.